Business Segment Data - Schedule of Calculation of Reportable Segment's Adjusted EBITDA (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Interest expense, net	$ 38,574	$ 34,052	$ 133,833	$ 69,250	$ 33,238
Loss on extinguishment of debt			37,248	0	0
Income tax expense (benefit)	45,188	100	100,971	1,619	107
DD&A	91,798	57,679	314,193	184,717	138,672
Impairment of proved oil and natural gas properties	251,347		432,116	6,600	28,871
Accretion of AROs	1,757	1,521	6,306	5,581	5,009
(Gain) loss on commodity derivative instruments	(253,649)	59,482	(749,988)	(29,294)	(34,905)
Cash settlements received (paid) on commodity derivative instruments			22,688	32,119	74,299
Cash settlements received (paid) on expired commodity derivative instruments	92,873	(13,190)
(Gain) loss on sale of properties		(110)	3,057	(85,621)	(9,761)
Acquisition related costs	2,580	2,462	6,668	8,313	4,538
Compensation expense	14,051	2,318	954,627	46,837	10,933
Amortization of investment premium			0	0	194
Non-cash compensation expense				1,057
Exploration costs	816	146	16,603	2,356	9,800
Provision for environmental remediation		2,852	2,852
Loss on office lease			2,622
Cash distributions from MEMP	76	3,002	6,144	26,006	19,263
Adjusted EBITDA	173,186	123,796	647,733	394,856	287,992
MEMP [Member]
Segment Reporting Information [Line Items]
Impairment of proved oil and natural gas properties			407,540
Operating Segments [Member]
Segment Reporting Information [Line Items]
Net income (loss)	(112,287)	(26,502)	(648,719)	152,395	31,877
Interest expense, net	38,574	34,052	133,833	69,250	33,238
Loss on extinguishment of debt			37,248
Income tax expense (benefit)	45,188	100	100,971	1,619	107
DD&A	91,798	57,679	314,193	184,717	138,672
Impairment of proved oil and natural gas properties	251,347		432,116	6,600	28,871
Accretion of AROs	1,757	1,521	6,306	5,581	5,009
(Gain) loss on commodity derivative instruments	(253,649)	59,482	(749,988)	(29,294)	(34,905)
Cash settlements received (paid) on commodity derivative instruments			22,688	32,119	74,299
Cash settlements received (paid) on expired commodity derivative instruments	92,873	(13,190)
(Gain) loss on sale of properties		(110)	3,057	(85,621)	(9,761)
Acquisition related costs	2,580	2,462	6,668	8,313	4,538
Compensation expense	14,051	2,318	954,627	46,837	10,933
Amortization of investment premium					194
Non-cash compensation expense				1,057
Exploration costs	816	146	16,603	2,356	9,800
Provision for environmental remediation		2,852	2,852
Loss on office lease			2,622
Non-cash equity (income) loss from MEMP	138	2,986	12,656	(1,847)	(696)
Cash distributions from MEMP	76	3,002	6,144	26,006	19,263
Adjusted EBITDA	173,262	126,798	653,877	420,088	311,439
Operating Segments [Member] | MRD [Member]
Segment Reporting Information [Line Items]
Net income (loss)	50,371	6,390	(764,333)	91,390	8,810
Interest expense, net	9,756	17,974	50,283	24,948	8,283
Loss on extinguishment of debt			37,248
Income tax expense (benefit)	47,558	25	102,392	1,311	(1)
DD&A	40,532	25,129	128,238	70,903	37,048
Impairment of proved oil and natural gas properties			24,576	2,528	5,877
Accretion of AROs	123	130	533	593	551
(Gain) loss on commodity derivative instruments	(108,190)	12,716	(257,734)	(3,161)	(10,500)
Cash settlements received (paid) on commodity derivative instruments			9,166	8,481	20,740
Cash settlements received (paid) on expired commodity derivative instruments	32,749	(5,221)
(Gain) loss on sale of properties		(110)	3,057	(82,773)	(2)
Acquisition related costs	1,281	568	2,305	1,584	403
Compensation expense	11,710	1,023	946,753	34,997	9,510
Exploration costs	726	140	13,853	1,034	460
Loss on office lease			1,180
Non-cash equity (income) loss from MEMP	138	2,986	12,656	(1,847)	(696)
Cash distributions from MEMP	76	3,002	6,144	26,006	19,263
Adjusted EBITDA	86,830	64,752	316,317	175,994	99,746
Operating Segments [Member] | MEMP [Member]
Segment Reporting Information [Line Items]
Net income (loss)	(162,658)	(32,892)	115,614	61,005	23,067
Interest expense, net	28,818	16,078	83,550	44,302	24,955
Income tax expense (benefit)	(2,370)	75	(1,421)	308	108
DD&A	51,266	32,550	185,955	113,814	101,624
Impairment of proved oil and natural gas properties	251,347		407,540	4,072	22,994
Accretion of AROs	1,634	1,391	5,773	4,988	4,458
(Gain) loss on commodity derivative instruments	(145,459)	46,766	(492,254)	(26,133)	(24,405)
Cash settlements received (paid) on commodity derivative instruments			13,522	23,638	53,559
Cash settlements received (paid) on expired commodity derivative instruments	60,124	(7,969)
(Gain) loss on sale of properties				(2,848)	(9,759)
Acquisition related costs	1,299	1,894	4,363	6,729	4,135
Compensation expense	2,341	1,295	7,874	11,840	1,423
Amortization of investment premium					194
Non-cash compensation expense				1,057
Exploration costs	90	6	2,750	1,322	9,340
Provision for environmental remediation		2,852	2,852
Loss on office lease			1,442
Adjusted EBITDA	$ 86,432	$ 62,046	$ 337,560	$ 244,094	$ 211,693